LOANS (excluding covered loans) - Investment in Impaired Loans (Detail) (Non Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Current balance	$ 52,699	$ 75,897	$ 76,379
Contractual Principal Balance	65,765	89,728	101,881
Related Allowance	5,302	9,528	12,539
Average Recorded Investment	70,991	78,426	77,465
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	227	516	373
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	747	609
Total interest included in income	974	1,125	767
Commercial
Financing Receivable, Impaired [Line Items]
Current balance	12,225	18,521	10,482
Contractual Principal Balance	15,436	21,521	12,654
Related Allowance	2,080	1,151	3,205
Average Recorded Investment	15,759	14,687	11,020
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	71	161
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	165	215
Total interest included in income	236	376	77
Real estate-construction
Financing Receivable, Impaired [Line Items]
Current balance	223	2,102	17,387
Contractual Principal Balance	443	2,840	25,034
Related Allowance	0	838	2,578
Average Recorded Investment	1,325	8,890	19,388
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	7	81
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	15
Total interest included in income	7	96	94
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Current balance	23,993	39,796	34,520
Contractual Principal Balance	30,855	47,262	49,075
Related Allowance	2,872	7,155	6,441
Average Recorded Investment	37,661	41,053	33,790
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	110	235
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	380	277
Total interest included in income	490	512	474
Real estate - residential
Financing Receivable, Impaired [Line Items]
Current balance	12,307	11,178	11,331
Contractual Principal Balance	14,159	12,820	12,285
Related Allowance	348	290	313
Average Recorded Investment	12,222	10,741	10,478
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	37	38
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	152	81
Total interest included in income	189	119	103
Installment
Financing Receivable, Impaired [Line Items]
Current balance	642	452	485
Contractual Principal Balance	663	556	526
Related Allowance	0	0	0
Average Recorded Investment	463	452	371
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	6	2
Total interest included in income	6	2	6
Home equity
Financing Receivable, Impaired [Line Items]
Current balance	3,309	3,352	2,174
Contractual Principal Balance	4,209	4,233	2,307
Related Allowance	2	2	2
Average Recorded Investment	3,246	2,504	2,418
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	2	1	1
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	44	19
Total interest included in income	46	20	13
Other
Financing Receivable, Impaired [Line Items]
Current balance	0	496
Contractual Principal Balance	0	496
Related Allowance	0	92	0
Average Recorded Investment	315	99
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	3
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
Total interest included in income	0	0
Impaired Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Current balance	20,768	31,441	37,543
Contractual Principal Balance	24,950	34,378	47,335
Related Allowance	5,302	9,528	12,539
Average Recorded Investment	29,136	38,275	36,624
Impaired Financing Receivables With Related Allowance [Member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	7,013	3,560	4,131
Contractual Principal Balance	8,353	4,252	4,267
Related Allowance	2,080	1,151	3,205
Average Recorded Investment	5,047	5,350	3,683
Total interest included in income			15
Impaired Financing Receivables With Related Allowance [Member] | Real estate-construction
Financing Receivable, Impaired [Line Items]
Current balance	0	1,640	11,098
Contractual Principal Balance	0	2,168	13,905
Related Allowance	0	838	2,578
Average Recorded Investment	726	5,033	13,731
Total interest included in income			92
Impaired Financing Receivables With Related Allowance [Member] | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Current balance	11,638	24,014	19,521
Contractual Principal Balance	14,424	25,684	26,357
Related Allowance	2,872	7,155	6,441
Average Recorded Investment	21,098	25,499	15,484
Total interest included in income			225
Impaired Financing Receivables With Related Allowance [Member] | Real estate - residential
Financing Receivable, Impaired [Line Items]
Current balance	2,016	1,956	2,692
Contractual Principal Balance	2,072	2,003	2,705
Related Allowance	348	290	313
Average Recorded Investment	1,997	2,278	3,630
Total interest included in income			37
Impaired Financing Receivables With Related Allowance [Member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	0	0
Contractual Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Impaired Financing Receivables With Related Allowance [Member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	101	101	0
Contractual Principal Balance	101	101	0
Related Allowance	2	2	0
Average Recorded Investment	101	81	15
Impaired Financing Receivables With Related Allowance [Member] | Other
Financing Receivable, Impaired [Line Items]
Current balance	0	170	101
Contractual Principal Balance	0	170	101
Related Allowance	0	92	2
Average Recorded Investment	167	34	81
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance	31,931	44,456	38,836
Contractual Principal Balance	40,815	55,350	54,546
Related Allowance	0	0	0
Average Recorded Investment	41,855	40,151	40,841
Total interest included in income			394
Loans with no related allowance recorded [member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	5,212	14,961	6,351
Contractual Principal Balance	7,083	17,269	8,387
Related Allowance	0	0	0
Average Recorded Investment	10,712	9,337	7,337
Total interest included in income			62
Loans with no related allowance recorded [member] | Real estate-construction
Financing Receivable, Impaired [Line Items]
Current balance	223	462	6,289
Contractual Principal Balance	443	672	11,129
Related Allowance	0	0	0
Average Recorded Investment	599	3,857	5,657
Total interest included in income			2
Loans with no related allowance recorded [member] | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Current balance	12,355	15,782	14,999
Contractual Principal Balance	16,431	21,578	22,718
Related Allowance	0	0	0
Average Recorded Investment	16,563	15,554	18,306
Total interest included in income			249
Loans with no related allowance recorded [member] | Real estate - residential
Financing Receivable, Impaired [Line Items]
Current balance	10,291	9,222	8,639
Contractual Principal Balance	12,087	10,817	9,580
Related Allowance	0	0	0
Average Recorded Investment	10,225	8,463	6,848
Total interest included in income			66
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	642	452	485
Contractual Principal Balance	663	556	526
Related Allowance	0	0	0
Average Recorded Investment	463	452	356
Total interest included in income			5
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	3,208	3,251	2,073
Contractual Principal Balance	4,108	4,132	2,206
Related Allowance	0	0	0
Average Recorded Investment	3,145	2,423	2,337
Total interest included in income			10
Loans with no related allowance recorded [member] | Other
Financing Receivable, Impaired [Line Items]
Current balance	0	326
Contractual Principal Balance	0	326
Related Allowance	0	0
Average Recorded Investment	$ 148	$ 65